ACQUISITION OF 2734158 ONTARIO INC. (Tables)	12 Months Ended
Jun. 30, 2021
ACQUISITION OF 2734158 ONTARIO INC.
Non-controlling interest
Consideration	723,000
Ownership acquired	50.1%
Fair value of assets acquired	1,443,114
Consideration	(723,000)
Non-controlling interest	720,114

Licenses allocated from acquisition
Consideration transferred	723,000
Consideration received by 273 Ontario	(723,000)
Non-controlling interest	720,114
Fair value of identifiable net asets	(177,202)
Fair value of licences	542,912